Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.                  Summary of Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary. All significant intercompany transactions and balances between the Company, its subsidiaries and its VIEs are eliminated upon consolidation.

Foreign Currency

The functional currency of the Company, Aero-Biotech, China Victory, Agria Hong Kong, Agria Asia, Agria Overseas, Agria Asia Investment and Agria Singapore is the United States dollar. The functional currency of Agria New Zealand and PGW is New Zealand dollar. The functional currency of Agria China, Agria Brother and VIEs is RMB as determined based on the criteria of ASC 830-10, “Foreign Currency Matters: Overall”. The reporting currency of the Company is RMB.  Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate.  Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of operations.

On consolidation, the financial statements of the Group that use the United States dollar and New Zealand dollar as their functional currency are translated into RMB at the exchange rate in effect at the balance sheet date for assets and liabilities, and at the average exchange rate during the year for income and expense items except for individually significant transactions whereby the exchange rates on the date the transactions are recognized are used.  Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity.

Convenience Translation

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB 6.4635 on June 30, 2011 in the city of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York.  No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from these estimates. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to revenue recognition, allowance for doubtful accounts, inventory write downs, impairment assessment and useful lives determination of property plant and equipment, valuation of intangible assets, goodwill and other long-lived assets, recognition of deferred income taxes, impairment assessments of investments and consolidation of VIEs.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and bank deposits with original maturities of three months or less which are unrestricted as to withdrawal and use.

Accounts Receivable

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating troubled collection, historical experience, account balance aging and prevailing economic conditions. An accounts receivable balance is written off after all collection efforts have ceased.

Inventories

Inventories are stated at the lower of cost or market value. Cost is determined by the weighted average method. Raw materials and supplies consist of feed ingredients, packaging materials and operating supplies, while work-in-progress and finished goods include direct materials, direct labor and the allocation of manufacturing overhead costs.

Property, Plant and Equipment

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Buildings and improvements	5-40 years
Plant and machinery	5-10 years
Furniture and office equipment	5 years
Motor vehicles	5-6 years

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets.  Retirement, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations.

All facilities purchased or constructed which require a period of time before completion are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including cost of facilities, installation costs and interest costs. Capitalization of interest costs ceases when the asset is substantially complete and ready for its intended use. No interest was capitalized for the period ended June 30, 2011.

Intangible Assets

Land use rights

Prepaid land use rights are recorded at the amount paid less accumulated amortization. Amortization is provided on a straight-line basis over the term of the agreement ranging from 10 to 46 years.

Acquired technologies

Acquired technologies, which consist primarily of purchased technology know-how related to the production of corn seeds and breeder sheep, are stated at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of 3 to 15 years.

Software

Software consists of computer software purchased from third-party developers for internal use with an estimated useful life of 3 to 10 years.

Investments

Investments in privately held entities, which are not readily marketable or have quoted market prices, are recorded at cost.  Distributions received, other than for return of capital, are recorded as other income in the consolidated statements of operations.  The Company assesses its investments for other than temporary impairments when indicators of impairment arise, including adverse changes to financial condition and the market environment of the investees.

Through April 2011, in accordance with ASC 825-10 “Financial Instruments — overall” the Company elected to account for its PGW equity investee in which the Company exercises significant influence using fair value as determined by the investee’s quoted market price (Note 3, 23).  Accordingly, the investment was reflected on the balance sheet at its fair value, with changes in fair value between reporting periods reflected in the consolidated statements of operations.  As described in Note 4, in April 2011, the Company acquired a controlling interest in PGW.  The Company accounts for its other equity investees under the equity method of accounting.  Accordingly, the investments are reflected at original cost and adjusted for the Company’s share of earnings or losses of the investees.  There are no significant differences between the carrying amounts and the underlying equity in the net assets of the investees.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. In April 2011, the Company acquired a controlling interest in PGW, resulting in additional goodwill (Note 4). In accordance with the provisions of ASC 350-20, Intangibles, Goodwill and Other goodwill amounts are not amortized, but rather are tested for impairment at least annually or more frequently if there are indicators of impairment present.  If the carrying value of the reporting unit to which goodwill is allocated is less than the reporting unit’s fair value, goodwill is considered to be impaired.  A reporting unit’s fair value is determined based on its expected cash flows.  The amount of goodwill impairment loss is measured as the excess of the carrying value of goodwill over its implied fair value.  Subsequent reversal of goodwill impairment loss is prohibited.  Goodwill has been assigned to NKY, a component of the Company’s corn seeds operating segment, and Beiao, a component of the Company’s vegetable seeds operating segment, for purposes of impairment testing and PGW, a newly acquired company engaged in rural services in New Zealand.

Revenue Recognition

The Group’s primary business activity is to produce and sell seeds. The Company records revenue when the criteria of ASC 605-10 “Revenue Recognition: Overall” are met. These criteria include all of the following: persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured.

More specifically, the Group’s sales arrangements are evidenced by individual sales agreements for each transaction. The customer takes title and assumes the risks and rewards of ownership of the products upon delivery of products which generally occurs at shipping point. Other than warranty obligations, the Company does not have any substantive performance obligations to deliver additional products or services to the customers. The product sales price stated in the sales contract is final and not subject to adjustment. The Company generally does not accept sales returns and does not provide customers with price protection. The Company assesses a customer’s creditworthiness before accepting sales orders. Based on the above, the Company records revenue related to product sales upon delivery of the product to the customers.

The revenue on work-in-progress of irrigation contracts is recognised when it can be estimated reliably. The percentage of completion method is used to determine the appropriate amount to recognise in each year. The full amount of any anticipated loss, including that relating to work on the contract, is recognised as soon as it is foreseen.

Cost of Revenue

Cost of revenue includes direct and indirect production costs, as well as transportation and handling costs for products sold.

Research and Development Costs

Research and development costs are expensed as incurred.

Income Taxes

Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

Accounting for Uncertain Income Tax Positions

The Company has elected to classify interest due on any underpayment of income taxes and penalties in interest expense and penalties, if and when required, within general and administrative expenses.

Share-based Compensation

Stock awards granted to employees and non-employee are accounted for under ASC 718-10, “Compensation-Stock Compensation: Overall”, and ASC 505-50, “Equity: Equity-based Payments to Non-Employees”, respectively.

In accordance with ASC 718-10, all grants of equity awards to employees are recognized in the financial statements based on their grant date fair values. The Company elected to recognize compensation cost for equity awards with only service conditions on a straight-line basis over the requisite service period for the entire award with the limitation that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date.

ASC 718-10 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest.

Where the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognised for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled and is not accompanied by a concurrent grant of a replacement award or other valuable consideration, it shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be charged to expense at the cancellation date.

Share-based compensation and other benefit plans for PGW were not significant to the June 30, 2011 operating results and financial position.

Comprehensive Income (loss)

Comprehensive income (loss) is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners.

Leases

Leases are classified at inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed over the lease term.

Earnings (loss) Per Share

Basic earnings (loss) per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of the redeemable, convertible preferred shares are included in the computation of diluted income per ordinary share on an “if-converted” basis, when the impact is dilutive. The dilutive effect of outstanding share options is reflected in the diluted earnings per share by application of the treasury stock method.

Impairment of Long-lived Assets

The Company evaluates its long-lived assets or asset group, including finite-lived intangibles, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group will recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value based on discounted cash flows.

Fair Value of Financial Instruments

The carrying amounts of accounts receivable, accounts and notes payable, other liabilities, short-term bank borrowings and amounts due to/from related parties approximate their fair value due to the short-term maturity of these instruments.

The long-term bank borrowings approximate their fair value, as their interest rates approximate market interest rates.

Segment Reporting

In 2009 through June 2010, the Company operated in corn seed, sheep products and seedlings segments. In July 2010, the Company disposed of its sheep products and seedlings business segments. From December 30, 2010 to April 30, 2011, the Company operated and managed its business only in the China seeds business segment. Beginning with the acquisition of PGW at end of April 2011, the Company now operates in China seeds, International seeds and Agriservices segments (Note 22).  The accounting policies used in its segment reporting are the same as those used in the preparation of its consolidated financial statements. In 2009 and 2010, the Company generated substantially all of its revenues from customers in the PRC. Beginning in May 2011, with the acquisition of PGW, the Company generated revenues from customers in the PRC, New Zealand, Australia, South America and United Kingdom. Geographical information is presented in note 22.

Recent Accounting Pronouncements

In September 2011, the Financial Accounting Standard Board (“FASB”) issued authoritative guidance to allow entities to use a qualitative approach to test goodwill for impairment. This authoritative guidance permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the two-step goodwill impairment test. Otherwise, the two-step goodwill impairment test is not required. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and earlier adoption is permitted.

In June 2011, the FASB issued authoritative guidance on the presentation of comprehensive income to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This authoritative guidance eliminates the option to present the components of other comprehensive income as part of the statement of equity.

In May 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-04, Amendments to Fair Value Measurement and Disclosure Requirements. Accounting Standards Update (ASU) No. 2011-04 amends FASB Codification Topic 820 on fair value measurements and disclosures to (1) clarify the board’s intent in respect of existing measurement guidance, (2) revise certain measurement guidance that changes or modifies a principle, and (3) add disclosure requirements concerning the measurement uncertainty of level 3 measurements. For public entities, the amendments to FASB ASC 820 made by ASU No. 2011-04 are effective for interim and annual periods beginning after December 15, 2011, with early application not permitted.

In January 2011, the FASB issued Accounting Standards Update (ASU) No. 2010-29, “Pro Forma Information for a Business Combination Occurring in the Current Period”. The update clarifies that pro forma revenue and earnings for a business combination occurring in the current year should be presented as though the business combination occurred as of the beginning of the year or, if comparative statements are presented, as though the business combination took place as of the beginning of the comparative year. The new and amended disclosures should be applied prospectively to business combinations consummated on or after the start of the first annual reporting period beginning on or after December 15, 2010, with earlier application permitted.

In December 2010, the FASB amended its existing guidance for goodwill and other intangible assets. This authoritative guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if there are qualitative factors indicating that it is more likely than not that a goodwill impairment exists. The qualitative factors are consistent with the existing guidance which requires goodwill of a reporting unit to be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

In December 2010, the FASB issued authoritative guidance on business combinations. This authoritative guidance requires a public entity that presents comparative financial statements to disclose the revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the prior annual reporting period. In addition, this authoritative guidance expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This authoritative guidance is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. As of June 30, 2011, substantially all of the Company’s cash and cash equivalents were deposited in several financial institutions. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and ongoing monitoring process on outstanding balances.

Current vulnerability due to certain other concentrations

The Group operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC’s political, economic and social conditions.  There is also no guarantee that the PRC government’s pursuit of economic reforms will be consistent or effective.

Except for PGW, substantially all of the Company’s other businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into United States dollars or other foreign currencies.  All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. In June 2010, the PRC government indicated that it would make the foreign exchange rate of the RMB more flexible. It is difficult to predict the effect of this change to the foreign exchange rate of the RMB in the future.